Significant accounting policies - Summary of effects of adoption of IFRS 16 (Detail) S/ in Thousands	12 Months Ended
Dec. 31, 2019 PEN (S/)
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation expense	S/ (73,740)
Interest expense	16,568
Payments	(83,438)
Right-of-use assets [member] | Effects of Adoption of IFRS 16 [member]
Disclosure of quantitative information about right-of-use assets [line items]
As of January 1, 2019	341,746
Additions	66,960
Depreciation expense	(73,740)
Interest expense	0
Payments	0
As of December 31, 2019	334,966
Right-of-use assets [member] | Land [member] | Effects of Adoption of IFRS 16 [member]
Disclosure of quantitative information about right-of-use assets [line items]
As of January 1, 2019	56,657
Additions	9,489
Depreciation expense	(2,235)
Interest expense	0
Payments	0
As of December 31, 2019	63,911
Right-of-use assets [member] | Buildings and facilities [member] | Effects of Adoption of IFRS 16 [member]
Disclosure of quantitative information about right-of-use assets [line items]
As of January 1, 2019	285,089
Additions	55,179
Depreciation expense	(71,028)
Interest expense	0
Payments	0
As of December 31, 2019	269,240
Right-of-use assets [member] | Furniture and equipment [member] | Effects of Adoption of IFRS 16 [member]
Disclosure of quantitative information about right-of-use assets [line items]
As of January 1, 2019	0
Additions	2,292
Depreciation expense	(477)
Interest expense	0
Payments	0
As of December 31, 2019	1,815
Right-of-use assets [member] | Lease liabilities [member] | Effects of Adoption of IFRS 16 [member]
Disclosure of quantitative information about right-of-use assets [line items]
As of January 1, 2019	341,746
Additions	66,960
Depreciation expense	0
Interest expense	16,568
Payments	(83,438)
As of December 31, 2019	S/ 341,836